Acquisition - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 24, 2008
Business Acquisition [Line Items]
Extraordinary gain on reversal of business combination liability upon contingency resolved, net of tax	$ 827,531
Yiyang Yukang Communication Equipment Co., Ltd. ("Yiyang Yukang")
Business Acquisition [Line Items]
Percentage of ownership interest acquired			100.00%
Maximum earn-out payments in a combination of cash and ordinary shares			37,100,000
Business combination liability incurred as a result of first contingent consideration resolved		1,103,015
Extraordinary gain on reversal of business combination liability upon contingency resolved, net of tax	$ 827,531